Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2025	2026
	$	$

Accounts receivable	1,131	1,050
Less: allowance for expected credit losses	(109)	(27)

Total accounts receivable, net	1,022	1,023

Schedule of Movements of the Expected Credit Loss Provision

Details of the movements of the expected credit loss provision are as follows:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$

At beginning of year	554	43	109
Provision (reversal) for the year	(511)	66	(82)

At end of year	43	109	27